Hedge accounting (Details 6) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	R$ 273,280,000,000	R$ 148,125,000,000
Financial instruments designated as hedging instruments, at fair value	2,407,000,000	2,756,000,000
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	37,951,000,000	22,826,000,000
Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	14,603,000,000	11,051,000,000
Financial instruments designated as hedging instruments, at fair value	(762,000,000)	(388,000,000)
Financial Instrument Carrying Value Of Hedged Items	14,603,000,000	11,051,000,000
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	225,396,000,000	111,412,000,000
Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	7,326,000,000	5,779,000,000
Financial instruments designated as hedging instruments, at fair value	391,000,000	137,000,000
Financial Instrument Carrying Value Of Hedged Items	7,241,000,000	5,749,000,000
Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	149,210,000,000	39,136,000,000
Financial instruments designated as hedging instruments, at fair value	(27,000,000)	(24,000,000)
Financial Instrument Carrying Value Of Hedged Items	149,300,000,000	39,142,000,000
Hedge Of Deposits And Repurchase Agreements [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	3,288,000,000	131,000,000
Financial instruments designated as hedging instruments, at fair value	(11,000,000)
Financial Instrument Carrying Value Of Hedged Items	3,283,000,000	131,000,000
Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	343,000,000	3,508,000,000
Financial instruments designated as hedging instruments, at fair value	1,000,000	252,000,000
Financial Instrument Carrying Value Of Hedged Items	343,000,000	3,508,000,000
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	9,933,000,000	15,924,000,000
Financial instruments designated as hedging instruments, at fair value	2,591,000,000	3,313,000,000
Financial Instrument Carrying Value Of Hedged Items	8,983,000,000	11,325,000,000
Hedge Of Loan Operations [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	16,031,000,000	8,890,000,000
Financial instruments designated as hedging instruments, at fair value	820,000,000	(28,000,000)
Financial Instrument Carrying Value Of Hedged Items	16,031,000,000	8,890,000,000
Hedge Of Loan Operations [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	3,288,000,000	131,000,000
Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	6,528,000,000	8,213,000,000
Financial instruments designated as hedging instruments, at fair value	1,000,000	8,000,000
Financial Instrument Carrying Value Of Hedged Items	6,894,000,000	8,621,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	50,848,000,000	39,962,000,000
Financial instruments designated as hedging instruments, at fair value	30,000,000	50,000,000
Financial Instrument Carrying Value Of Hedged Items	52,916,000,000	40,526,000,000
Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	7,853,000,000	14,683,000,000
Financial instruments designated as hedging instruments, at fair value	(646,000,000)	(593,000,000)
Financial Instrument Carrying Value Of Hedged Items	7,871,000,000	14,558,000,000
Hedge Of Securities [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	7,317,000,000	2,885,000,000
Financial instruments designated as hedging instruments, at fair value	19,000,000	29,000,000
Financial Instrument Carrying Value Of Hedged Items	R$ 7,363,000,000	R$ 3,162,000,000